Inventories (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Inventory [Abstract]
Current work in progress	$ 11,257	$ 10,562
Current finished goods	581	560
Inventories	11,838	$ 11,122
Reversal of impairment loss recognised in profit or loss	361
Current Finished Goods Held On Consignment	$ 3